Schedule of other operating income (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other Gainslosses
Amortization of intangible assets	$ 413	[1]	$ 416	$ 831	$ 850	$ 815
Depreciation of property, plant and equipment	300			750	770	638
Auditors’ remuneration - audit fees				218	177	163
Auditors’ remuneration - tax services				8	12	12
Directors’ emoluments				719	693	676
(Gain)/loss on disposal of assets		[1]	$ (26)	$ (30)	$ 13	$ (769)

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.